3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Loss per share (Policies)	12 Months Ended
Dec. 31, 2018
Policies
Loss per share

i)   Loss per share

Basic loss per share is calculated by dividing the net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted earnings per share reflect the potential dilution of securities that could share in earnings of an entity. In a loss year, potentially dilutive common shares are excluded from the loss per share calculation as the effect would be anti-dilutive. Basic and diluted loss per share are the same for the periods presented.